Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Temporary cash investments (Note 28)	₱ 8,678	₱ 13,291
Short-term investments		207
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	428	429
Financial instruments at FVPL:	860	7,624
Financial assets at fair value through profit or loss	432	339
Other financial assets		6,856
Total	54,464	63,052
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	53,604	55,428
Other financial assets	4,285	3,919
Debt instruments at amortized cost	596	607
Temporary cash investments (Note 28)	8,678	13,291
Short-term investments	129	1,986
Retail subscribers	17,216	15,676
Corporate subscribers	15,151	13,079
Foreign administrations	1,058	1,341
Domestic carriers	296	241
Dealers, agents and others	6,195	5,288
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	428	429
Financial instruments at FVPL:	428	7,285
Other financial assets		6,856
Total	49,357	58,602
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	48,929	51,317
Other financial assets	206	208
Debt instruments at amortized cost		207
Temporary cash investments (Note 28)	8,678	13,291
Short-term investments	129	1,986
Retail subscribers	17,216	15,676
Corporate subscribers	15,151	13,079
Foreign administrations	1,058	1,341
Domestic carriers	296	241
Dealers, agents and others	6,195	5,288
1-3 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	3,740	2,898
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	3,740	2,898
Other financial assets	3,515	2,798
Debt instruments at amortized cost	225	100
3-5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	852	430
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	852	430
Other financial assets	491	430
Debt instruments at amortized cost	361
Later than five years [member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	432	339
Financial assets at fair value through profit or loss	432	339
Total	515	1,122
Later than five years [member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	83	783
Other financial assets	73	483
Debt instruments at amortized cost	₱ 10	₱ 300